Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt
Schedule of short-term debt

	December 31,
($ in millions)	2016	2015
Short-term debt (weighted-average interest rate of 3.3% and 4.2%, respectively)	135	278

Current maturities of long-term debt (weighted-average nominal interest rate of 2.8%
and 2.0%, respectively)	868	1,176

Total	1,003	1,454

Schedule of long-term debt

	December 31,
	2016			2015
		Nominal	Effective		Nominal	Effective
($ in millions, except % data)	Balance	rate	rate	Balance	rate	rate
Floating rate	1,745	2.0%	1.3%	2,285	2.7%	0.8%

Fixed rate	4,923	2.9%	2.9%	4,876	3.2%	3.2%

	6,668			7,161
Current portion of long-term debt	(868)	2.8%	2.4%	(1,176)	2.0%	1.4%

Total	5,800			5,985

Schedule of principal amounts of long-term debt repayable at maturity
($ in millions)
2017	843

2018	379
2019	1,321
2020	4
2021	1,251
Thereafter	2,736

Total	6,534

Schedule of outstanding bonds

		December 31,
		2016			2015
		Nominal	Carrying		Nominal	Carrying
		outstanding	value(1)		outstanding	value(1)
		(in millions)			(in millions)
Bonds:
2.5% USD Notes, due 2016			—	USD	600	$599
1.25% CHF Bonds, due 2016			—	CHF	500	$510
1.625% USD Notes, due 2017	USD	500	$500	USD	500	$499
4.25% AUD Notes, due 2017	AUD	400	$291	AUD	400	$297
1.50% CHF Bonds, due 2018	CHF	350	$342	CHF	350	$352
2.625% EUR Instruments, due 2019	EUR	1,250	$1,311	EUR	1,250	$1,363
4.0% USD Notes, due 2021	USD	650	$643	USD	650	$641
2.25% CHF Bonds, due 2021	CHF	350	$368	CHF	350	$383
5.625% USD Notes, due 2021	USD	250	$274	USD	250	$279
2.875% USD Notes, due 2022	USD	1,250	$1,261	USD	1,250	$1,275
0.625% EUR Notes, due 2023	EUR	700	$732			—
4.375% USD Notes, due 2042	USD	750	$722	USD	750	$722

Total			$6,444			$6,920

(1)                 USD carrying values include unamortized debt issuance costs, bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.